UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – April 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Global Income Trust

Semiannual report
4 | 30 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	68

Message from the Trustees

June 12, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also pleased to welcome Jane E. Trust and Gregory G. McGreevey to your Board of Trustees. Ms. Trust is an interested trustee who has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020. Mr. McGreevey joins the Board as an independent trustee, most recently serving as Senior Managing Director, Investments, at Invesco Ltd., until 2023.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced investment professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/24. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Of special interest

Effective May 2024, the fund’s monthly dividend rate for class A shares was increased from $0.017 to $0.029 per share. This adjustment reflects Putnam Management’s earnings expectations in the current fixed income environment. Similar increases were made to the fund’s other share classes.

2 Global Income Trust

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal year
ended 10/31/23*	0.93%	1.68%	1.68%	1.18%	0.55%	0.48%	0.68%
Total annual operating expenses for the
fiscal year ended 10/31/23	1.35%	2.10%	2.10%	1.60%	0.97%	0.90%	1.10%
Annualized expense ratio for the
six-month period ended 4/30/24	0.93%	1.68%	1.68%	1.18%	0.55%	0.48%	0.68%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/25.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/23 to 4/30/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.74	$8.55	$8.55	$6.01	$2.81	$2.45	$3.47
Ending value (after expenses)	$1,051.10	$1,046.60	$1,046.30	$1,048.80	$1,053.00	$1,052.50	$1,051.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Global Income Trust 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/24, use the following calculation method. To find the value of your investment on 11/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.67	$8.42	$8.42	$5.92	$2.77	$2.41	$3.42
Ending value (after expenses)	$1,020.24	$1,016.51	$1,016.51	$1,019.00	$1,022.13	$1,022.48	$1,021.48

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (366).

4 Global Income Trust

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Liquidity risk management program

Putnam Investment Management, LLC (“Putnam Management”), as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2024. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2023 through December 2023. The report included a description of the annual liquidity assessment of the fund that Putnam Management performed in November 2023. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. Putnam Management concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Global Income Trust 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Global Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Global Income Trust 7

The fund’s portfolio 4/30/24 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (33.3%)*		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$58,878
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	209,419
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	810,000	489,536
Australia (Government of) sr. unsec. notes 3.25%, 4/21/25 (Australia)	AUD	630,000	404,110
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	310,000	239,155
Austria (Republic of) sr. unsec. notes 0.50%, 2/20/29 (Austria)	EUR	550,000	523,921
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	450,000	459,590
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	550,000	651,761
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	225,000	193,268
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$200,000	188,500
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	80,000	55,988
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	61,795
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$460,000	427,932
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		260,000	262,066
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		390,000	383,368
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d’lvoire)	EUR	100,000	96,121
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)		$300,000	297,000
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	650,000	113,262
Denmark (Kingdom of) unsec. bonds 0.50%, 11/15/27 (Denmark)	DKK	1,550,000	205,812
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$255,000	255,538
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		150,000	146,606
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	236,366
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	232,302
France (Government of) sr. unsec. notes Ser. REGS, 3.00%, 5/25/33 (France)	EUR	400,000	426,069
France (Government of) sr. unsec. notes Ser. REGS, zero %, 11/25/30 (France)	EUR	560,000	495,019
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	780,000	957,945
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	430,000	503,409
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	140,000	146,166
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,440,000	1,525,089
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	420,000	434,374
France (Government of) unsec. bonds Ser. REGS, zero %, 3/25/25 (France)	EUR	200,000	206,802

8 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (33.3%)* cont.		Principal amount	Value
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	830,000	$786,658
Germany (Federal Republic of) unsec. bonds Ser. REGS, 0.25%, 2/15/27 (Germany)	EUR	3,000,000	2,984,853
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		$200,000	204,750
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		200,000	174,338
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	648,006
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	110,000	96,684
Ireland (Republic of) unsec. bonds 1.10%, 5/15/29 (Ireland)	EUR	260,000	254,941
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	1,350,000	1,588,510
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	470,000	533,846
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	203,305
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	280,000	180,569
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,730,000	1,597,751
Italy (Republic of) sr. unsec. bonds Ser. 21Y REGS, 3.10%, 3/1/40 (Italy)	EUR	100,000	93,678
Italy (Republic of) sr. unsec. notes 3.50%, 1/15/26 (Italy)	EUR	580,000	619,112
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	205,000,000	1,380,206
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	484,321
Japan (Government of) sr. unsec. unsub. bonds 0.50%, 3/20/60 (Japan)	JPY	39,000,000	153,292
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	583,000,000	4,094,622
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	380,000,000	2,232,294
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	310,000,000	2,215,572
Japan (Government of) sr. unsec. unsub. bonds Ser. 342, 0.10%, 3/20/26 (Japan)	JPY	450,000,000	2,845,373
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	600,000,000	3,781,961
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	171,000,000	799,850
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	212,000,000	1,436,368
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	618,289
Malaysia (Federation of) sr. unsec. notes 3.582%, 7/15/32 (Malaysia)	MYR	2,280,000	464,642
Mexican Bonos Desarr Fix Rt sr. unsec. bonds Ser. M, 7.75%, 5/29/31 (Mexico)	MXN	10,900,000	585,008
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	360,000	425,493
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	110,000	103,211
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	300,000	303,032

Global Income Trust 9

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (33.3%)* cont.		Principal amount	Value
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	$206,865
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	159,644
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	880,000	478,619
Ontario (Province of) unsec. notes 2.60%, 6/2/27 (Canada)	CAD	1,720,000	1,188,101
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	347,338
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	193,000
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	173,250
Poland (Republic of) unsec. bonds Ser. 0429, 5.75%, 4/25/29 (Poland)	PLN	1,480,000	367,158
Portugal (Republic of) sr. unsec. notes 0.30%, 10/17/31 (Portugal)	EUR	320,000	282,349
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	440,802
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		600,000	586,200
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	410,000	521,939
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	800,000	928,610
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	50,000	28,675
Spain (Kingdom of) sr. unsec. bonds Ser. REGS, 3.55%, 10/31/33 (Spain)	EUR	720,000	782,707
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	157,222
Spain (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 1.95%, 4/30/26 (Spain)	EUR	850,000	884,914
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,950,000	601,078
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	660,000	66,478
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	360,000	439,531
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	210,047
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	15,700,000	403,231
United Kingdom Treasury unsec. bonds 4.50%, 9/7/34 (United Kingdom)	GBP	1,690,000	2,131,801
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	610,000	601,396
United Kingdom Treasury unsec. notes 6.00%, 12/7/28 (United Kingdom)	GBP	420,000	562,493
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	740,000	810,933
United Kingdom Treasury unsec. notes Ser. REGS, 2.00%, 9/7/25 (United Kingdom)	GBP	1,920,000	2,312,527
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		$1,060,000	859,370
United Mexican States sr. unsec. unsub. notes 5.00%, 5/7/29 (Mexico)		830,000	800,555

10 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (33.3%)* cont.	Principal amount	Value
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)	$1,170,000	$1,122,523
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)	225,000	221,265
Total foreign government and agency bonds and notes (cost $70,822,624)		$61,648,323

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.2%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$2,094,274	$2,122,274
5.50%, TBA, 5/1/54	2,000,000	1,961,705
4.50%, TBA, 5/1/54	5,000,000	4,658,047
4.00%, TBA, 5/1/54	2,000,000	1,812,488
4.00%, 2/20/48	1,901,351	1,743,061
3.00%, TBA, 5/1/54	1,000,000	850,656
		13,148,231
U.S. Government Agency Mortgage Obligations (22.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	1,607,427	1,599,884
4.00%, 5/1/52	968,566	867,991
Federal National Mortgage Association Pass-Through Certificates 3.50%, 11/1/51	969,969	838,159
Uniform Mortgage-Backed Securities
6.50%, TBA, 5/1/54	5,000,000	5,040,039
6.00%, TBA, 5/1/54	13,000,000	12,886,758
5.50%, TBA, 5/1/54	7,000,000	6,797,930
4.00%, TBA, 5/1/54	2,000,000	1,787,812
3.50%, TBA, 5/1/54	2,000,000	1,724,141
3.00%, TBA, 5/1/54	2,000,000	1,652,266
2.50%, TBA, 5/1/54	5,000,000	3,957,617
2.00%, TBA, 5/1/54	5,000,000	3,776,221
		40,928,818
Total U.S. government and agency mortgage obligations (cost $54,816,939)		$54,077,049

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes
1.625%, 5/15/31 [i]	$208,000	$171,779
1.50%, 2/15/30 [i]	46,000	38,716
Total U.S. treasury obligations (cost $210,495)		$210,495

CORPORATE BONDS AND NOTES (25.5%)*	Principal amount	Value
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	$70,000	$71,009
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	365,000	367,142
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	127,000	121,263

Global Income Trust 11

CORPORATE BONDS AND NOTES (25.5%)* cont.	Principal amount	Value
Basic materials cont.
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	$440,000	$425,673
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	275,000	282,268
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	278,000	259,391
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	107,000	86,786
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	172,000	191,196
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	33,000	36,561
		1,841,289
Capital goods (1.2%)
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	27,000	26,692
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	324,000	292,171
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	120,000	106,191
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	95,000	86,585
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	429,000	400,161
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	70,000	43,532
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	40,000	39,128
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	155,000	155,420
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	75,000	75,540
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	7,000	7,028
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	3,000	3,010
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	319,000	318,887
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	75,000	72,777
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	515,000	492,264
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	163,000	161,035
		2,280,421
Communication services (2.2%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	241,000	207,819
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	496,000	466,025
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	344,000	313,731
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	105,000	100,237
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	11,000	8,491
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	295,000	286,524
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	464,000	457,648
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	410,000	379,913
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	112,000	104,474
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	192,000	179,940
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	186,000	163,994
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	340,000	330,855
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	160,000	139,594
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	74,000	77,492

12 Global Income Trust

CORPORATE BONDS AND NOTES (25.5%)* cont.		Principal amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		$13,000	$11,895
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		365,000	347,801
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		35,000	33,544
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		220,000	199,642
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		257,000	227,559
			4,037,178
Consumer cyclicals (1.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		284,000	267,670
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		320,000	308,474
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		61,000	55,848
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		50,000	51,346
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		85,000	83,119
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		172,000	169,037
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		40,000	39,280
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	467,723
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43		$120,000	79,496
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		200,000	178,799
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	360,354
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33		88,000	91,924
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		31,000	29,639
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42		150,000	120,077
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		463,000	398,822
			2,701,608
Consumer staples (1.0%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	413,899
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		100,000	98,585
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		151,000	147,167
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	236,117
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)		230,000	234,653
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		214,000	186,121
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		398,000	385,225
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		50,000	49,809

Global Income Trust 13

CORPORATE BONDS AND NOTES (25.5%)* cont.	Principal amount	Value
Consumer staples cont.
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	$62,000	$57,251
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	110,000	115,864
		1,924,691
Energy (1.3%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	270,000	252,623
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	153,000	127,826
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	120,000	123,945
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	105,000	105,329
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	365,000	376,900
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	318,000	339,850
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	220,000	223,490
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	47,000	47,374
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	216,000	215,807
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	47,000	46,843
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	44,000	43,415
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	246,000	194,098
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	31,000	25,349
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	90,000	84,402
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	205,000	191,854
		2,399,105
Financials (10.4%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	400,000	392,889
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	660,000	550,999
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	380,000	363,550
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	155,000	155,371
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	225,000	222,182
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	180,000	194,881
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	345,000	341,117
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	386,000	300,254
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	524,000	504,538
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	120,000	116,917
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	376,000	366,314
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	200,000	213,750

14 Global Income Trust

CORPORATE BONDS AND NOTES (25.5%)* cont.	Principal amount	Value
Financials cont.
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	$200,000	$189,391
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	394,461
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	346,000	346,503
Bank of America Corp. sr. unsec. FRN 4.948%, 7/22/28	410,000	402,204
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	525,000	452,149
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	300,000	298,516
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	400,000	387,427
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)	250,000	231,410
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	540,000	531,695
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	196,529
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27	116,000	105,213
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	415,000	389,554
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	67,000	66,493
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	180,000	169,829
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	177,000	164,335
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	400,000	389,328
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	165,000	151,465
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	367,452
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	393,374
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	64,000	60,317
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31 R	355,000	356,745
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	160,000	97,485
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	306,000	310,808
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	198,675
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	215,000	220,278
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	498,000	491,644
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	63,000	57,286
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	192,000	194,108
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	275,000	276,288
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	222,000	211,907
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	251,000	205,731
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	130,000	128,515
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	197,000	197,198
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	1,200,000	1,214,109
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	135,000	134,491
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	113,000	109,164
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	142,000	145,941
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	429,000	269,257
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	110,000	116,371

Global Income Trust 15

CORPORATE BONDS AND NOTES (25.5%)* cont.	Principal amount	Value
Financials cont.
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	$815,000	$802,091
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	38,000	37,166
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)	301,000	275,904
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34 R	320,000	306,235
Protective Life Global Funding 144A 5.467%, 12/8/28	305,000	303,631
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	102,000	110,750
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	250,000	240,803
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	200,000	194,097
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	300,000	295,125
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	420,000	413,041
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	239,838
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	379,000	349,268
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	326,000	248,503
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	285,000	274,253
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	183,000	175,764
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	68,000	63,779
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	133,000	126,149
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	245,000	244,218
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27	222,000	213,896
		19,260,919
Health care (1.7%)
AbbVie, Inc. sr. unsec. bonds 5.40%, 3/15/54	179,000	173,303
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	71,000	69,238
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	250,000	245,217
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	103,000	98,479
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	205,000	203,255
Bristol-Myers Squibb Co. sr. unsec. notes 5.20%, 2/22/34	432,000	423,055
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	58,000	57,124
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	85,000	77,777
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	190,000	190,996
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	293,000	279,238
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	222,000	216,618
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	65,000	55,909
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	30,000	27,286
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	200,000	201,031
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	215,000	215,000
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	138,000	128,690
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	193,000	183,850
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	114,000	110,564

16 Global Income Trust

CORPORATE BONDS AND NOTES (25.5%)* cont.	Principal amount	Value
Health care cont.
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	$190,000	$199,949
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	85,000	80,909
		3,237,488
Technology (2.1%)
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	278,000	219,003
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	461,000	442,395
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	154,000	142,097
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	404,000	368,940
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	213,000	204,954
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	297,000	290,509
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	790,000	787,265
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	113,000	112,066
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	113,000	110,699
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	204,000	169,838
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	90,000	87,524
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	397,000	345,631
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	60,000	42,864
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	172,000	128,169
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	85,000	73,828
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	60,000	44,034
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	426,000	360,003
		3,929,819
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	103,000	97,314
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	439,000	421,977
		519,291
Utilities and power (2.8%)
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	104,336
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	220,000	214,565
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	110,000	108,173
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	266,000	276,079
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	109,000	111,536
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	204,000	191,952
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	410,000	381,541
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	460,000	412,920
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	330,000	303,129
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	55,000	54,565
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	140,000	136,073
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	305,000	296,720
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	135,000	128,521

Global Income Trust 17

CORPORATE BONDS AND NOTES (25.5%)* cont.	Principal amount	Value
Utilities and power cont.
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	$351,000	$322,108
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	220,000	196,955
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	155,000	151,226
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	410,000	387,554
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	129,000	127,406
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	100,000	81,332
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	360,000	356,038
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	185,000	184,437
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	30,000	29,908
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	410,000	398,531
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	204,000	188,346
		5,143,951
Total corporate bonds and notes (cost $49,410,945)		$47,275,760

MORTGAGE-BACKED SECURITIES (21.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (3.4%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.48%, 10/25/53	$305,418	$307,089
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	3,875,553	828,830
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	296,670	43,349
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	3,359,858	637,449
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.606%, 6/25/50	944,203	81,558
Federal National Mortgage Association
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	4,567,731	702,574
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	459,028	55,370
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.606%, 8/25/49	2,759,332	223,645
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	414,761	68,312
Ser. 14-76, IO, 5.00%, 5/20/44	202,143	39,457
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	5,582,934	1,132,322
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,412,115	679,491
Ser. 22-93, Class ID, IO, 4.00%, 7/20/50	2,075,953	399,453
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,296,525	531,565
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	146,290	5,194
Ser. 17-H19, Class MI, IO, 2.081%, 4/20/67 W	957,113	47,951
Ser. 15-H26, Class EI, IO, 1.75%, 10/20/65 W	1,231,836	46,810
Ser. 15-H25, Class AI, IO, 1.603%, 9/20/65 W	1,537,734	33,984
Ser. 14-H12, Class BI, IO, 1.552%, 5/20/64 W	1,549,463	53,185
Ser. 17-H04, Class BI, IO, 1.427%, 2/20/67 W	1,540,571	64,328
IFB Ser. 10-171, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.34%), 1.016%, 12/16/40	340,353	26,565

18 Global Income Trust

MORTGAGE-BACKED SECURITIES (21.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H02, Class BI, IO, 0.969%, 1/20/67 W	$1,717,222	$54,630
Ser. 16-H23, Class NI, IO, 0.755%, 10/20/66 W	2,042,052	83,520
Ser. 16-H16, Class EI, IO, 0.679%, 6/20/66 W	1,601,686	58,942
Ser. 15-H26, Class DI, IO, 0.45%, 10/20/65 W	1,130,991	45,496
Ser. 14-H21, Class AI, IO, 0.15%, 10/20/64 W	1,372,893	42,451
		6,293,520
Commercial mortgage-backed securities (8.9%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.631%, 6/15/36	350,954	347,473
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.535%, 5/15/36 (Cayman Islands)	162,762	162,396
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.58%, 1/20/37 (Cayman Islands)	326,337	323,484
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.396%, 12/15/53 W	3,515,247	211,754
FRB Ser. 19-BN20, Class XA, IO, 0.933%, 9/15/62 W	8,941,628	306,177
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	246,000	210,297
FRB Ser. 20-C8, Class XA, IO, 1.941%, 10/15/53 W	4,608,747	372,262
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	154,421	157,344
BDS, Ltd. 144A FRB Ser. 21-FL8, Class A, 6.353%, 1/18/36 (Cayman Islands)	422,413	417,132
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	239,000	210,076
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	256,000	237,889
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	210,000	186,269
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	430,000	371,893
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	322,000	301,718
Ser. 16-P6, Class A5, 3.72%, 12/10/49 W	238,000	221,045
Ser. 16-C3, Class A4, 3.154%, 11/15/49	418,000	389,419
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.112%, 11/10/46 W	132,766	123,016
FRB Ser. 14-CR18, Class C, 4.912%, 7/15/47 W	393,000	380,910
FRB Ser. 14-CR17, Class C, 4.825%, 5/10/47 W	459,000	417,526
FRB Ser. 14-UBS6, Class C, 4.58%, 12/10/47 W	110,000	98,057
FRB Ser. 15-LC19, Class C, 4.352%, 2/10/48 W	367,000	341,295
Ser. 14-CR21, Class B, 4.339%, 12/10/47 W	433,000	419,441
FRB Ser. 14-CR14, Class C, 3.799%, 2/10/47 W	52,000	47,355
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	212,000	200,626
FRB Ser. 14-UBS6, Class XA, IO, 0.964%, 12/10/47 W	6,894,561	8,825
FRB Ser. 15-LC21, Class XA, IO, 0.763%, 7/10/48 W	8,566,489	40,561
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 5.112%, 11/10/46 W	280,000	167,847

Global Income Trust 19

MORTGAGE-BACKED SECURITIES (21.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 1.065%, 9/15/39 W	$1,442	$7
FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49 W	617,422	40
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.39%, 4/15/50 W	213,000	183,958
Ser. 16-C6, Class AS, 3.346%, 1/15/49	254,000	231,939
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	267,000	237,695
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.516%, 8/10/44 W	585,569	549,843
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.688%, 6/25/30 W	2,243,000	179,175
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.266%, 8/25/29 W	2,771,421	134,142
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.684%, 11/16/36 (Cayman Islands)	405,550	403,996
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61	2,359,028	170,253
FRB Ser. 20-190, IO, 1.05%, 11/16/62	3,764,988	279,315
FRB Ser. 21-189, 0.884%, 6/16/61	4,978,891	308,423
JPMBB Commercial Mortgage Securities Trust
Ser. 14-C21, Class AS, 3.997%, 8/15/47	375,000	366,556
FRB Ser. 15-C33, Class XA, IO, 1.05%, 12/15/48 W	2,866,189	29,448
FRB Ser. 14-C22, Class XA, IO, 0.914%, 9/15/47 W	5,930,924	17,026
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	92,686	85,456
FRB Ser. 19-COR5, Class XA, IO, 1.617%, 6/13/52 W	7,935,052	411,339
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43 W	256,279	2,863
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	686,987	2,545
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.605%, 10/15/47 W	310,000	284,299
FRB Ser. 14-C17, Class C, 4.547%, 8/15/47 W	591,000	575,711
FRB Ser. 15-C24, Class B, 4.466%, 5/15/48 W	253,000	240,775
FRB Ser. 15-C24, Class C, 4.466%, 5/15/48 W	313,000	282,145
FRB Ser. 15-C22, Class C, 4.339%, 4/15/48 W	434,000	398,279
Ser. 16-C28, Class A4, 3.544%, 1/15/49	304,000	290,933
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.941%, 5/15/46 W	274,000	230,595
Morgan Stanley Capital I Trust Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	191,000	171,741
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.695%, 10/25/49	643,126	632,703
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.073%, 5/19/38 (Bermuda)	344,000	344,391
UBS Commercial Mortgage Trust
Ser. 17-C1, Class A4, 3.46%, 6/15/50	279,000	257,642
FRB Ser. 17-C7, Class XA, IO, 1.139%, 12/15/50 W	5,609,321	161,542

20 Global Income Trust

MORTGAGE-BACKED SECURITIES (21.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-C30, Class C, 4.642%, 9/15/58 W	$342,000	$316,831
Ser. 17-RC1, Class C, 4.591%, 1/15/60	199,000	176,311
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	167,000	140,966
Ser. 15-C31, Class AS, 4.049%, 11/15/48	293,000	281,459
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	182,000	170,282
Ser. 16-NXS6, Class A4, 2.918%, 11/15/49	186,000	174,463
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	620,477
FRB Ser. 19-C52, Class XA, IO, 1.735%, 8/15/52 W	3,306,979	188,314
FRB Ser. 16-LC25, Class XA, IO, 0.964%, 12/15/59 W	3,941,632	66,322
WF-RBS Commercial Mortgage Trust
Ser. 14-C23, Class A5, 3.917%, 10/15/57	158,000	155,692
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46 W	301,059	3
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class C, 5.144%, 6/15/44 W	54,014	48,592
		16,476,574
Residential mortgage-backed securities (non-agency) (9.0%)
A&D Mortgage Trust 144A Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	817,410	826,286
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48 W	71,869	65,454
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.031%, 9/25/45	77,436	72,517
BRAVO Residential Funding Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	240,202	239,571
Ser. 21-A, Class A1, 4.991%, 10/25/59	323,100	314,051
Ser. 21-C, Class A1, 1.62%, 3/1/61	245,908	233,802
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.911%, 6/25/36	129,192	121,863
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.611%, 11/25/47	159,507	119,091
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	950,140	956,516
Ser. 20-2, Class A2, 3.094%, 3/25/65 W	629,538	605,511
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.049%, 8/25/46	95,765	81,809
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	197,985	165,359
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.811%, 8/25/46	249,816	208,453
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.61%, 2/20/47	140,090	107,057
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.445%, 12/25/28	344,541	365,470
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.145%, 4/25/28	351,553	366,317

Global Income Trust 21

MORTGAGE-BACKED SECURITIES (21.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (US 30 Day Average SOFR + 3.91%), 9.245%, 3/25/29	$100,718	$105,274
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 8.995%, 8/25/29	283,532	296,291
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	438,877	451,175
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.98%, 7/25/42	630,418	645,784
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/33	35,853	36,686
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/42	90,259	92,109
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.53%, 5/25/42	259,063	263,111
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.48%, 9/25/42	23,479	23,757
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.33%, 6/25/43	129,245	130,295
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.33%, 4/25/42	85,001	85,905
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.18%, 11/25/43	142,727	144,571
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.18%, 1/25/42	212,000	213,729
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.13%, 11/25/41	165,000	166,047
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.13%, 1/25/51	15,519	15,680
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 1/25/34	69,936	70,340
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.68%, 2/25/44	170,505	170,718
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.63%, 2/25/42	138,515	138,910
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.33%, 1/25/42	205,817	205,817
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.18%, 9/25/41	74,106	73,712
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	300,265	295,320
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.395%, 8/25/28	91,564	96,785
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.195%, 8/25/28	150,964	160,495
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.445%, 9/25/28	81,967	85,692
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.345%, 10/25/28	36,146	38,134

22 Global Income Trust

MORTGAGE-BACKED SECURITIES (21.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.145%, 4/25/28	$241,070	$254,000
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.095%, 9/25/29	72,000	75,600
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.345%, 7/25/24	174,461	175,244
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.245%, 2/25/30	64,000	66,487
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.095%, 2/25/30	51,963	52,502
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.795%, 1/25/31	69,562	71,128
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.645%, 8/25/30	16,030	16,406
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.33%, 1/25/42	427,000	438,209
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	131,433	135,396
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.08%, 5/25/42	34,431	35,388
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.895%, 7/25/31	1,534	1,537
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.88%, 7/25/42	54,503	56,001
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.83%, 9/25/42	97,498	99,207
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.595%, 11/25/39	39,231	39,515
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.43%, 3/25/42	457,049	463,762
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.33%, 3/25/42	333,486	337,746
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.28%, 9/25/43	64,210	64,654
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.23%, 12/25/41	187,000	188,819
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 12/25/41	74,000	74,312
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.53%, 1/25/42	307,747	308,797
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.48%, 3/25/44	63,954	64,034
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.43%, 2/25/44	14,310	14,310
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.33%, 12/25/41	73,283	73,283
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	191,144	188,469
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	868,136	273,548

Global Income Trust 23

MORTGAGE-BACKED SECURITIES (21.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.03%, 3/25/54	$398,715	$400,870
Legacy Mortgage Asset Trust 144A Ser. 21-GS3, Class A1, 1.75%, 7/25/61	230,857	222,036
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 3.09%, 6/25/26	41,390	39,947
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	785,939	792,985
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.675%, 8/26/47 W	79,884	76,021
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.331%, 1/25/48	36,763	36,540
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (CME Term SOFR 1 Month + 0.45%), 5.771%, 11/25/36	992,633	276,941
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	439,746	440,076
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (CME Term SOFR 1 Month + 1.15%), 6.471%, 3/25/34	130,188	113,192
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.281%, 5/25/47	282,385	219,137
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	44,373	43,953
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	796,428	782,802
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65 W	53,352	48,324
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.411%, 10/25/45	91,395	85,055
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.391%, 7/25/45	174,079	167,753
FRB Ser. 05-AR1, Class A1B, (CME Term SOFR 1 Month + 0.89%), 6.211%, 1/25/45	97,650	90,718
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.85%), 6.171%, 1/25/45	110,998	107,686
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.731%, 5/25/36	472,119	343,322
		16,711,176
Total mortgage-backed securities (cost $40,332,080)		$39,481,270

COLLATERALIZED LOAN OBLIGATIONS (3.9%)*	Principal amount	Value
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	$250,000	$250,233
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.769%, 4/15/35 (Cayman Islands)	250,000	250,022
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 7/20/34	250,000	248,581
Birch Grove CLO 4, Ltd. 144A FRB Ser. 22-4A, Class B1, (CME Term SOFR 3 Month + 2.10%), 7.429%, 4/15/34 (Cayman Islands)	250,000	250,615
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	150,000	150,978

24 Global Income Trust

COLLATERALIZED LOAN OBLIGATIONS (3.9%)* cont.	Principal amount	Value
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.769%, 7/17/34 (Cayman Islands)	$175,000	$175,062
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	350,000	350,414
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.78%, 7/15/34 (Cayman Islands)	250,000	250,001
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.586%, 7/20/30	250,000	249,697
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.829%, 4/18/37 ##	300,000	300,256
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-11A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 10/20/34 (Cayman Islands)	250,000	250,024
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 4/28/31 (Cayman Islands)	350,000	350,034
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	250,000	250,107
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	250,000	250,123
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.71%, 7/15/34 (Cayman Islands)	250,000	250,221
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	500,000	503,206
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.84%, 8/26/34 (Cayman Islands)	250,000	249,875
Palmer Square CLO, Ltd. 144A FRB Ser. 22-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 6.645%, 4/20/35 (Cayman Islands)	250,000	250,690
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.569%, 5/15/32 (Cayman Islands)	250,000	249,997
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	350,000	350,550
RRX 3, Ltd. 144A FRB Ser. 21-3A, Class A1, (CME Term SOFR 3 Month + 1.58%), 6.91%, 4/15/34 (Cayman Islands)	250,000	250,430
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.79%, 7/15/34 (Cayman Islands)	250,000	250,085
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 7/20/34 (Cayman Islands)	250,000	250,443
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/32 (Cayman Islands)	250,000	250,435
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.85%, 1/15/32 (Cayman Islands)	250,000	250,514
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.286%, 1/20/29 (Cayman Islands)	200,000	199,689
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 7.006%, 10/20/34	250,000	250,126
Total collateralized loan obligations (cost $7,085,683)		$7,132,408

ASSET-BACKED SECURITIES (0.2%)*	Principal amount	Value
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.266%, 6/29/24	$420,000	$419,931
Total asset-backed securities (cost $420,000)		$419,931

Global Income Trust 25

SHORT-TERM INVESTMENTS (10.5%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	Shares	17,288,859	$17,288,859
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	676,000	676,000
U.S. Treasury Bills 5.379%, 5/23/24 # ∆ Φ		$800,000	797,419
U.S. Treasury Bills 5.371%, 7/23/24 ∆ Φ		600,000	592,730
Total short-term investments (cost $19,355,084)			$19,355,008

TOTAL INVESTMENTS
Total investments (cost $242,453,850)	$229,600,244

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD /$	United States Dollar

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter

26 Global Income Trust

REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $185,065,217.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $528,198 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $373,619 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $428,228 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY ⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	65.5%	Switzerland	0.9%
Japan	8.5	Australia	0.8
France	3.2	Netherlands	0.7
United Kingdom	2.9	Uruguay	0.6
Cayman Islands	2.8	Ireland	0.5
Italy	2.2	Belgium	0.5
Spain	1.9	Colombia	0.5
Germany	1.7	Other	4.4
Canada	1.3	Total	100.0%
Mexico	1.1
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

Global Income Trust 27

FORWARD CURRENCY CONTRACTS at 4/30/24 (aggregate face value $57,216,433) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/24	$154,453	$157,535	$(3,082)
	British Pound	Buy	6/20/24	11,624	11,808	(184)
	Canadian Dollar	Sell	7/17/24	1,359,825	1,388,674	28,849
	Chinese Yuan (Offshore)	Buy	5/16/24	905,148	916,354	(11,206)
	Czech Koruna	Buy	6/20/24	87,586	88,287	(701)
	Euro	Buy	6/20/24	729,279	743,118	(13,839)
	Japanese Yen	Buy	5/16/24	755,983	813,130	(57,147)
	Mexican Peso	Sell	7/17/24	228,050	234,812	6,762
	New Zealand Dollar	Sell	7/17/24	128,103	131,213	3,110
	Norwegian Krone	Sell	6/20/24	111,637	117,736	6,099
	Swedish Krona	Sell	6/20/24	2,136	2,281	145
Barclays Bank PLC
	Canadian Dollar	Sell	7/17/24	221,619	226,330	4,711
	Norwegian Krone	Sell	6/20/24	5,165	5,446	281
	Polish Zloty	Buy	6/20/24	47,185	48,557	(1,372)
	Swiss Franc	Sell	6/20/24	286,888	299,238	12,350
Citibank, N.A.
	Australian Dollar	Buy	7/17/24	215,091	219,375	(4,284)
	British Pound	Sell	6/20/24	206,353	209,630	3,277
	Canadian Dollar	Buy	7/17/24	83,716	85,477	(1,761)
	Danish Krone	Sell	6/20/24	131,685	134,780	3,095
	Euro	Buy	6/20/24	434,467	442,676	(8,209)
	Japanese Yen	Buy	5/16/24	150,609	162,109	(11,500)
	Norwegian Krone	Sell	6/20/24	47,157	49,717	2,560
	Romanian Leu	Buy	6/20/24	73,872	75,385	(1,513)
	Swiss Franc	Buy	6/20/24	206,062	214,942	(8,880)
Goldman Sachs International
	Chinese Yuan (Offshore)	Sell	5/16/24	165,861	167,895	2,034
	Indonesian Rupiah	Buy	5/16/24	590,175	612,496	(22,321)

28 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/24 (aggregate face value $57,216,433) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	Japanese Yen	Buy	5/16/24	$146,006	$157,051	$(11,045)
	Norwegian Krone	Sell	6/20/24	3,506	3,697	191
	Polish Zloty	Sell	6/20/24	89,318	90,791	1,473
	South Korean Won	Buy	5/16/24	303,768	316,424	(12,656)
	Swedish Krona	Sell	6/20/24	125,677	134,179	8,502
	Swiss Franc	Buy	6/20/24	137,811	143,765	(5,954)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	7/17/24	646,164	659,809	(13,645)
	Chinese Yuan (Offshore)	Buy	5/16/24	5,842,573	5,914,472	(71,899)
	Danish Krone	Sell	6/20/24	59,775	61,167	1,392
	Euro	Sell	6/20/24	6,769,256	6,899,668	130,412
	Japanese Yen	Buy	5/16/24	437,277	470,284	(33,007)
	Mexican Peso	Buy	7/17/24	113,618	113,761	(143)
	Norwegian Krone	Sell	6/20/24	15,602	16,446	844
	Polish Zloty	Sell	6/20/24	90,131	91,630	1,499
	Swiss Franc	Buy	6/20/24	135,624	141,465	(5,841)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/24	62,911	64,162	(1,251)
	British Pound	Sell	6/20/24	1,336,859	1,357,953	21,094
	Canadian Dollar	Buy	7/17/24	13,747	14,037	(290)
	Chinese Yuan (Offshore)	Buy	5/16/24	355,651	359,968	(4,317)
	Euro	Buy	6/20/24	2,266,862	2,309,764	(42,902)
	Japanese Yen	Buy	5/16/24	291,745	313,785	(22,040)
	Norwegian Krone	Sell	6/20/24	27,112	28,577	1,465
	Singapore Dollar	Buy	5/16/24	185,526	189,210	(3,684)
	South Korean Won	Buy	5/16/24	1,008,294	1,050,565	(42,271)
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	7/17/24	183,928	187,563	3,635
	British Pound	Sell	6/20/24	275,346	279,801	4,455
	Canadian Dollar	Sell	7/17/24	157,686	161,003	3,317
	Chinese Yuan (Offshore)	Buy	5/16/24	121,037	122,504	(1,467)
	Danish Krone	Buy	6/20/24	18,820	19,253	(433)
	Euro	Sell	6/20/24	2,263,227	2,290,830	27,603
	Japanese Yen	Sell	5/16/24	3,580,512	3,833,204	252,692
	Mexican Peso	Sell	7/17/24	73,263	75,428	2,165
	Polish Zloty	Sell	6/20/24	60,909	61,920	1,011
	Swiss Franc	Buy	6/20/24	59,282	61,854	(2,572)
NatWest Markets PLC
	Australian Dollar	Buy	7/17/24	66,027	67,304	(1,277)
	British Pound	Sell	6/20/24	216,102	219,535	3,433
	Canadian Dollar	Buy	7/17/24	165,832	169,323	(3,491)
	Chinese Yuan (Offshore)	Buy	5/16/24	1,110,867	1,122,720	(11,853)
	Euro	Sell	6/20/24	690,249	702,541	12,292
	Swedish Krona	Sell	6/20/24	113,674	121,354	7,680

Global Income Trust 29

FORWARD CURRENCY CONTRACTS at 4/30/24 (aggregate face value $57,216,433) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/24	$716,883	$731,056	$14,173
	Canadian Dollar	Sell	7/17/24	72,079	73,599	1,520
	Chinese Yuan (Offshore)	Buy	5/16/24	2,519,267	2,550,743	(31,476)
	Euro	Sell	6/20/24	441,845	450,180	8,335
	Hong Kong Dollar	Buy	5/16/24	25,475	25,536	(61)
	Hungarian Forint	Buy	6/20/24	44,167	44,719	(552)
	Israeli Shekel	Buy	7/17/24	104,244	104,748	(504)
	Japanese Yen	Buy	5/16/24	709,701	763,384	(53,683)
	New Zealand Dollar	Sell	7/17/24	128,457	131,617	3,160
	Norwegian Krone	Sell	6/20/24	115,701	121,949	6,248
	Swedish Krona	Sell	6/20/24	55,182	58,893	3,711
Toronto-Dominion Bank
	Australian Dollar	Buy	7/17/24	7,466	7,615	(149)
	British Pound	Buy	6/20/24	215,352	218,776	(3,424)
	Canadian Dollar	Buy	7/17/24	12,656	12,922	(266)
	Chinese Yuan (Offshore)	Buy	5/16/24	284,954	286,621	(1,667)
	Euro	Buy	6/20/24	260,915	265,865	(4,950)
	Norwegian Krone	Sell	6/20/24	114,971	121,254	6,283
UBS AG
	British Pound	Sell	6/20/24	724,424	735,858	11,434
	Canadian Dollar	Buy	7/17/24	1,430,231	1,460,448	(30,217)
	Euro	Buy	6/20/24	8,023,467	8,175,821	(152,354)
	Japanese Yen	Buy	5/16/24	392,500	422,086	(29,586)
	New Zealand Dollar	Sell	7/17/24	21,979	22,527	548
	Swedish Krona	Sell	6/20/24	215,997	230,547	14,550
	Thai Baht	Buy	5/16/24	123,168	128,884	(5,716)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/24	195,484	199,348	(3,864)
	Euro	Buy	6/20/24	1,668,147	1,699,847	(31,700)
	New Zealand Dollar	Sell	7/17/24	33,175	34,000	825
	Thai Baht	Sell	5/16/24	171,963	179,822	7,859
Unrealized appreciation						637,074
Unrealized (depreciation)						(788,206)
Total						$(151,132)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	14	$1,189,743	$1,189,743	Jun-24	$(26,177)
Euro-Bobl 5 yr (Long)	7	869,779	869,779	Jun-24	(10,016)
Euro-Bund 10 yr (Long)	10	1,388,214	1,388,214	Jun-24	(21,886)

30 Global Income Trust

FUTURES CONTRACTS OUTSTANDING at 4/30/24 (Unaudited) cont.
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Buxl 30 yr (Long)	5	$687,917	$687,917	Jun-24	$(19,534)
Euro-Schatz 2 yr (Long)	20	2,243,468	2,243,469	Jun-24	(11,969)
Japanese Government Bond 10 yr (Short)	10	9,162,096	9,162,096	Jun-24	60,854
U.S. Treasury Bond 30 yr (Long)	16	1,821,000	1,821,000	Jun-24	(80,911)
U.S. Treasury Bond Ultra 30 yr (Long)	13	1,554,313	1,554,313	Jun-24	(102,779)
U.S. Treasury Note 2 yr (Short)	51	10,335,469	10,335,469	Jun-24	100,963
U.S. Treasury Note 5 yr (Long)	55	5,760,820	5,760,820	Jun-24	(107,092)
U.S. Treasury Note 10 yr (Long)	35	3,760,313	3,760,313	Jun-24	(98,516)
U.S. Treasury Note Ultra 10 yr (Long)	8	881,750	881,750	Jun-24	(29,588)
Unrealized appreciation					161,817
Unrealized (depreciation)					(508,468)
Total					$(346,651)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
5.00/US SOFR/Apr-37 (Written)	Apr-27/5.00	$6,641,400	$186,554	$(24,241)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,770,800	330,448	146,043
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	3,770,800	330,448	(112,483)
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	3,666,200	207,140	22,620
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	3,666,200	207,140	(29,183)
(4.00)/US SOFR/Apr-37 (Purchased)	Apr-27/4.00	3,320,700	(184,365)	20,356
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	2,565,500	(125,453)	(23,038)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	2,565,500	(131,354)	(1,411)
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60	1,699,500	(8,667)	(1,292)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	1,573,300	(241,305)	(176,965)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	1,573,300	(241,305)	352,388
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735	1,398,100	(108,353)	(19,364)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	1,070,200	(345,631)	76,327
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	1,070,200	(23,247)	(10,574)
3.575/US SOFR/Apr-56 (Written)	Apr-26/3.575	289,700	25,740	(7,697)
(3.575)/US SOFR/Apr-56 (Written)	Apr-26/3.575	289,700	25,740	5,979
Barclays Bank PLC
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	7,637,300	(323,134)	153
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	6,306,700	(418,134)	(22,010)
Citibank, N.A.
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	7,544,800	(74,128)	127,884
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	7,544,800	(76,202)	(70,846)
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95	3,609,600	(168,027)	55,624
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45	3,609,600	(160,266)	(37,251)
4.0325/US SOFR/Apr-35 (Purchased)	Apr-25/4.0325	2,896,100	(101,798)	(19,346)
(4.0325)/US SOFR/Apr-35 (Purchased)	Apr-25/4.0325	2,896,100	(101,798)	14,394

Global Income Trust 31

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A. cont.
(3.945)/US SOFR/Apr-37 (Written)	Apr-27/3.945		$2,223,300	$128,618	$14,785
3.945/US SOFR/Apr-37 (Written)	Apr-27/3.945		2,223,300	128,618	(13,473)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(218,238)	40,304
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		933,600	(77,956)	(16,142)
Deutsche Bank AG
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	(158,249)
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		8,012,600	370,983	161,694
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	33,770
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		1,043,900	72,708	(34,010)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	(1,323)
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	268,400	37,739	507
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$11,893,400	(693,385)	(146,765)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	(1,784)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	5,969,200	(56,149)	(18,028)
JPMorgan Chase Bank N.A.
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$5,893,200	416,060	86,394
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		5,893,200	441,990	(132,361)
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		2,317,400	156,656	(68,085)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		2,317,400	156,656	60,809
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	14,169
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		499,800	78,893	(15,714)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	187,682
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(69,449)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(7,829)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	29,125
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,732)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	20,333
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,616)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	26,825
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	3,289,500	(65,444)	(1,053)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	3,289,500	(82,424)	7,899

32 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	$106,934	$2,028
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,283,700	106,934	(4,082)
Morgan Stanley & Co. International PLC
2.48/US SOFR/Feb-59 (Purchased)	Feb-29/2.48		$458,200	(28,436)	(5,256)
(2.79)/6 month EUR-EURIBOR/Oct-44 (Purchased)	Oct-24/2.79	EUR	4,592,400	(94,064)	51,608
(2.515)/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	2,502,600	137,705	21,820
2.515/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	2,502,600	137,705	(30,100)
(3.19)/6 month EUR-EURIBOR/Feb-44 (Purchased)	Feb-34/3.19	EUR	2,316,700	(162,931)	(4,277)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		$94,500	(12,530)	3,743
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		94,500	(3,147)	(1,063)
UBS AG
4.815/US SOFR/Mar-39 (Written)	Mar-29/4.815		8,376,000	346,766	(58,800)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(24,806)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	40,632
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	56,600
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(21,856)
Unrealized appreciation					1,682,495
Unrealized (depreciation)					(1,401,554)
Total					$280,941

TBA SALE COMMITMENTS OUTSTANDING at 4/30/24 (proceeds receivable $12,536,679) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 5/1/54	$10,000,000	5/13/24	$9,480,859
Uniform Mortgage-Backed Securities, 4.50%, 5/1/54	3,000,000	5/13/24	2,765,156
Total			$12,246,015

Global Income Trust 33

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$3,035,700	$57,921 E	$(59)	11/27/39	3.869% — Annually	US SOFR — Annually	$57,862
	545,600	15,119 E	(8)	3/18/36	3.757% — Annually	US SOFR — Annually	15,110
	579,700	22,110 E	(20)	2/20/59	3.485% — Annually	US SOFR — Annually	22,090
	9,577,400	101,233	(36)	3/18/26	US SOFR — Annually	4.413% — Annually	(111,783)
	24,430,000	468,567 E	215,062	6/20/29	4.00% — Annually	US SOFR — Annually	683,629
	8,482,000	109,418 E	(34,397)	6/20/26	4.20% — Annually	US SOFR — Annually	75,021
	4,647,000	181,094 E	(9,850)	6/20/34	3.80% — Annually	US SOFR — Annually	171,243
	2,789,000	195,788 E	(27,857)	6/20/54	US SOFR — Annually	3.60% — Annually	(223,645)
	10,966,000	131,153 E	(31,188)	6/20/26	4.25% — Annually	US SOFR — Annually	99,966
	13,244,000	225,016 E	29,375	6/20/29	US SOFR — Annually	4.05% — Annually	(195,641)
	1,888,000	66,042 E	13,257	6/20/34	3.85% — Annually	US SOFR — Annually	79,300
	6,099,000	376,491 E	(7,383)	6/20/54	3.65% — Annually	US SOFR — Annually	369,109
	1,786,900	40,366 E	(27)	3/21/39	3.815% — Annually	US SOFR — Annually	40,339
	3,166,900	95,767	(42)	3/27/34	US SOFR — Annually	3.932% — Annually	(100,110)
AUD	448,300	2,448 E	(6)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,442
AUD	2,482,000	14,921	(13)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	(15,858)
AUD	1,520,000	7,995 E	(937)	6/19/26	3 month AUD-BBR-BBSW — Quarterly	3.91% — Quarterly	(8,932)
AUD	1,663,900	37,930 E	2,392	6/19/34	6 month AUD-BBR-BBSW — Semiannually	4.26% — Semiannually	(35,538)
AUD	550,000	7,297 E	(554)	6/19/29	6 month AUD-BBR-BBSW — Semiannually	4.001% — Semiannually	(7,851)
AUD	800,000	18,610 E	(968)	6/19/34	6 month AUD-BBR-BBSW — Semiannually	4.251% — Semiannually	(19,578)
AUD	449,500	553 E	(6)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	548

34 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
CAD	1,989,000	$55,336 E	$(2,864)	6/19/34	3.34% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	$52,472
CAD	1,355,000	3,947 E	(3,447)	6/19/26	Canadian Overnight Repo Rate Average — Semiannually	4.12% — Semiannually	(7,394)
CAD	560,000	3,116 E	(3,761)	6/19/29	Canadian Overnight Repo Rate Average — Semiannually	3.651% — Semiannually	(6,877)
CAD	700,000	10,693 E	(3,905)	6/19/34	Canadian Overnight Repo Rate Average — Semiannually	3.551% — Semiannually	(14,599)
CAD	590,000	17,224 E	(5,736)	6/19/54	Canadian Overnight Repo Rate Average — Semiannually	3.451% — Semiannually	(22,960)
CHF	2,130,000	17,332 E	4,471	6/19/34	Swiss Average Rate Overnight — Annually	1.14% — Annually	(12,861)
CNY	148,506,000	44,091 E	17,401	6/19/29	China Fixing Repo Rates 7 Day — Quarterly	2.096% — Quarterly	(26,690)
EUR	507,200	1,142 E	(18)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	(1,160)
EUR	797,600	638 E	(17)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	622
EUR	715,400	18,262 E	(477)	6/19/34	6 month EUR-EURIBOR — Semiannually	2.57% — Annually	(18,739)
EUR	346,000	3,896 E	819	6/19/29	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	4,714
EUR	4,520,000	102,505 E	(11,783)	6/19/34	6 month EUR-EURIBOR — Semiannually	2.601% — Annually	(114,287)
EUR	450,000	12,409 E	(7,592)	6/19/54	6 month EUR-EURIBOR — Semiannually	2.401% — Annually	(20,002)
EUR	5,650,000	13,265 E	(26,006)	6/19/26	6 month EUR-EURIBOR — Semiannually	3.201% — Annually	(39,272)
EUR	2,240,000	25,124 E	(10,140)	6/19/29	6 month EUR-EURIBOR — Semiannually	2.701% — Annually	(35,265)

Global Income Trust 35

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	1,322,600	$41,582 E	$(46)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	$(41,628)
GBP	406,000	16,711 E	3,005	6/19/34	Sterling Overnight Index Average — Annually	3.65% — Annually	(13,706)
GBP	1,007,000	5,272 E	(4,012)	6/19/26	Sterling Overnight Index Average — Annually	4.45% — Annually	(9,284)
GBP	300,000	4,896 E	(2,821)	6/19/29	Sterling Overnight Index Average — Annually	3.901% — Annually	(7,717)
GBP	670,000	24,162 E	(4,451)	6/19/34	Sterling Overnight Index Average — Annually	3.701% — Annually	(28,613)
GBP	40,000	3,976 E	686	6/19/54	Sterling Overnight Index Average — Annually	3.601% — Annually	(3,290)
KRW	2,146,000,000	32,436	—	9/26/33	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.78% — Quarterly	32,638
NOK	29,184,000	98,887 E	11,884	6/19/34	3.57% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	110,771
NZD	452,000	8,286 E	(429)	6/19/34	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	(8,714)
SEK	26,557,000	73,427 E	(6,001)	6/19/34	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	67,425
Total			$91,495	$733,307
E Extended effective date.

36 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$463,707	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/25 — Annually	$(20,078)
469,326	431,132	—	7/17/24	3.825% (US SOFR minus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 7/10/24 — Quarterly	(36,892)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(56,970)
Total		$—		Total	$(56,970)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	$22,233	$52,000	$18,330	12/16/72	500 bp — Monthly	$3,946
CMBX NA BB.14 Index	BB−/P	1,206	11,000	3,654	12/16/72	500 bp — Monthly	(2,439)
CMBX NA BB.6 Index	B/P	36,687	110,303	27,675	5/11/63	500 bp — Monthly	9,104
CMBX NA BB.7 Index	B/P	92,653	233,875	73,530	1/17/47	500 bp — Monthly	19,317
CMBX NA BB.9 Index	B-/P	7,151	17,000	6,700	9/17/58	500 bp — Monthly	466
CMBX NA BBB−.10 Index	BB/P	23,444	78,000	15,772	11/17/59	300 bp — Monthly	7,711
Credit Suisse International
CMBX NA BB.7 Index	B/P	8,159	45,726	14,376	1/17/47	500 bp — Monthly	(6,179)
Goldman Sachs International
CMBX NA A.13 Index	A-/P	(228)	43,000	3,277	12/16/72	200 bp — Monthly	(3,490)
CMBX NA BB.13 Index	BB−/P	192	2,000	705	12/16/72	500 bp — Monthly	(511)
CMBX NA BBB−.11 Index	BBB−/P	186	1,000	148	11/18/54	300 bp — Monthly	39
CMBX NA BBB−.13 Index	BBB−/P	1,597	6,000	1,470	12/16/72	300 bp — Monthly	130
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	2,648	33,000	13,368	5/11/63	500 bp — Monthly	(10,693)
CMBX NA BB.6 Index	B/P	51,480	52,276	13,116	5/11/63	500 bp — Monthly	38,407

Global Income Trust 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB−.11 Index	BBB−/P	$10,133	$92,000	$13,598	11/18/54	300 bp — Monthly	$(3,419)
CMBX NA BBB−.13 Index	BBB−/P	7,799	59,000	14,455	12/16/72	300 bp — Monthly	(6,627)
CMBX NA BBB−.7 Index	BB+/P	4,695	9,535	1,615	1/17/47	300 bp — Monthly	3,085
CMBX NA BBB−.8 Index	B+/P	4,054	26,000	2,831	10/17/57	300 bp — Monthly	1,236
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	12,995	103,000	7,849	12/16/72	200 bp — Monthly	5,181
CMBX NA BB.6 Index	B/P	25,812	75,800	19,018	5/11/63	500 bp — Monthly	6,857
CMBX NA BBB−.13 Index	BBB−/P	9,545	30,000	7,350	12/16/72	300 bp — Monthly	2,210
Upfront premium received		322,669		Unrealized appreciation		97,689
Upfront premium (paid)		(228)		Unrealized (depreciation)		(33,358)
Total		$322,441		Total		$64,331
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(15,778)	$34,000	$13,773	11/17/59	(500 bp) — Monthly	$(2,033)
CMBX NA BBB−.11 Index	(9,450)	45,000	6,651	11/18/54	(300 bp) — Monthly	(2,821)
CMBX NA BBB−.12 Index	(3,973)	14,000	3,150	8/17/61	(300 bp) — Monthly	(830)
CMBX NA BBB−.13 Index	(27,200)	95,000	23,275	12/16/72	(300 bp) — Monthly	(3,972)
CMBX NA BBB−.7 Index	(385)	1,430	242	1/17/47	(300 bp) — Monthly	(143)
CMBX NA BBB−.8 Index	(47,328)	245,000	26,681	10/17/57	(300 bp) — Monthly	(20,770)
CMBX NA BBB−.9 Index	(946)	4,000	690	9/17/58	(300 bp) — Monthly	(258)

38 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(9,157)	$77,000	$31,193	11/17/59	(500 bp) — Monthly	$21,972
CMBX NA BB.10 Index	(10,274)	77,000	31,193	11/17/59	(500 bp) — Monthly	20,855
CMBX NA BB.10 Index	(5,096)	41,000	16,609	11/17/59	(500 bp) — Monthly	11,479
CMBX NA BB.7 Index	(8,049)	238,379	59,809	5/11/63	(500 bp) — Monthly	51,562
CMBX NA BB.7 Index	(29,146)	118,437	37,237	1/17/47	(500 bp) — Monthly	7,992
CMBX NA BB.7 Index	(2,467)	11,244	3,535	1/17/47	(500 bp) — Monthly	1,058
Goldman Sachs International
CMBX NA BB.7 Index	(55,138)	144,673	45,485	1/17/47	(500 bp) — Monthly	(9,773)
CMBX NA BB.9 Index	(4,401)	11,000	4,335	9/17/58	(500 bp) — Monthly	(75)
CMBX NA BBB−.8 Index	(12,021)	79,000	8,603	10/17/57	(300 bp) — Monthly	(3,457)
Merrill Lynch International
CMBX NA BB.10 Index	(1,422)	25,000	10,128	11/17/59	(500 bp) — Monthly	8,684
CMBX NA BB.7 Index	(5,378)	23,238	7,306	1/17/47	(500 bp) — Monthly	1,909
CMBX NA BBB−.7 Index	(1,311)	7,628	1,292	1/17/47	(300 bp) — Monthly	(23)
CMBX NA BBB−.9 Index	(4,261)	23,000	3,968	9/17/58	(300 bp) — Monthly	(305)
CMBX NA BBB−.9 Index	(1,667)	9,000	1,553	9/17/58	(300 bp) — Monthly	(119)
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(5,140)	12,743	4,006	1/17/47	(500 bp) — Monthly	(1,144)
CMBX NA BB.9 Index	(2,541)	6,000	2,365	9/17/58	(500 bp) — Monthly	(182)
CMBX NA BBB−.10 Index	(25,222)	78,000	15,772	11/17/59	(300 bp) — Monthly	(9,490)
CMBX NA BBB−.11 Index	(11,708)	48,000	7,094	11/18/54	(300 bp) — Monthly	(4,638)
CMBX NA BBB−.12 Index	(15,268)	48,000	10,800	8/17/61	(300 bp) — Monthly	(4,492)

Global Income Trust 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.7 Index	$(132)	$477	$81	1/17/47	(300 bp) — Monthly	$(51)
CMBX NA BBB−.8 Index	(148,833)	723,000	78,735	10/17/57	(300 bp) — Monthly	(70,597)
Upfront premium received	—		Unrealized appreciation		125,511
Upfront premium (paid)	(463,692)		Unrealized (depreciation)		(135,173)
Total	$(463,692)		Total		$(9,662)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$419,931	$—
Collateralized loan obligations	—	7,132,408	—
Corporate bonds and notes	—	47,275,760	—
Foreign government and agency bonds and notes	—	61,648,323	—
Mortgage-backed securities	—	39,481,270	—
U.S. government and agency mortgage obligations	—	54,077,049	—
U.S. treasury obligations	—	210,495	—
Short-term investments	676,000	18,679,008	—
Totals by level	$676,000	$228,924,244	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(151,132)	$—
Futures contracts	(346,651)	—	—
Forward premium swap option contracts	—	280,941	—
TBA sale commitments	—	(12,246,015)	—
Interest rate swap contracts	—	641,812	—
Total return swap contracts	—	(56,970)	—
Credit default contracts	—	195,920	—
Totals by level	$(346,651)	$(11,335,444)	$—

The accompanying notes are an integral part of these financial statements.

40 Global Income Trust

Statement of assets and liabilities 4/30/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $225,164,991)	$212,311,385
Affiliated issuers (identified cost $17,288,859) (Note 5)	17,288,859
Cash	365,880
Foreign currency (cost $18,165) (Note 1)	19,816
Interest and other receivables	1,630,901
Receivable for shares of the fund sold	512,330
Receivable for investments sold	163,672
Receivable for sales of delayed delivery securities (Note 1)	2,231,026
Receivable for sales of TBA securities (Note 1)	12,557,846
Receivable from Manager (Note 2)	19,778
Receivable for variation margin on futures contracts (Note 1)	14,344
Receivable for variation margin on centrally cleared swap contracts (Note 1)	331,222
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,682,495
Unrealized appreciation on forward currency contracts (Note 1)	637,074
Unrealized appreciation on OTC swap contracts (Note 1)	223,200
Premium paid on OTC swap contracts (Note 1)	463,920
Deposits with broker (Note 1)	973,628
Receivable from broker (Note 1)	841
Prepaid assets	52,564
Total assets	251,480,781

LIABILITIES
Payable for investments purchased	1,454,158
Payable for purchases of delayed delivery securities (Note 1)	300,000
Payable for purchases of TBA securities (Note 1)	47,787,262
Payable for shares of the fund repurchased	290,384
Payable for custodian fees (Note 2)	37,552
Payable for investor servicing fees (Note 2)	71,996
Payable for Trustee compensation and expenses (Note 2)	123,715
Payable for administrative services (Note 2)	541
Payable for distribution fees (Note 2)	18,023
Payable for variation margin on futures contracts (Note 1)	132,839
Payable for variation margin on centrally cleared swap contracts (Note 1)	218,183
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,401,554
Unrealized depreciation on OTC swap contracts (Note 1)	225,501
Premium received on OTC swap contracts (Note 1)	322,669
Unrealized depreciation on forward currency contracts (Note 1)	788,206
TBA sale commitments, at value (proceeds receivable $12,536,679) (Note 1)	12,246,015
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	886,495
Other accrued expenses	110,471
Total liabilities	66,415,564

Net assets	$185,065,217

(Continued on next page)

Global Income Trust 41

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$226,797,850
Total distributable earnings (Note 1)	(41,732,633)
Total — Representing net assets applicable to capital shares outstanding	$185,065,217

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($75,163,801 divided by 7,678,460 shares)	$9.79
Offering price per class A share (100/96.00 of $9.79)*	$10.20
Net asset value and offering price per class B share ($23,523 divided by 2,411 shares)**	$9.76
Net asset value and offering price per class C share ($1,898,875 divided by 194,983 shares)**	$9.74
Net asset value, offering price and redemption price per class R share
($1,205,520 divided by 123,235 shares)	$9.78
Net asset value, offering price and redemption price per class R5 share
($53,408 divided by 5,457 shares)	$9.79
Net asset value, offering price and redemption price per class R6 share
($19,789,042 divided by 2,022,473 shares)	$9.78
Net asset value, offering price and redemption price per class Y share
($86,931,048 divided by 8,884,776 shares)	$9.78

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

42 Global Income Trust

Statement of operations Six months ended 4/30/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $343,017 from investments in affiliated issuers) (Note 5)	$4,204,654
Total investment income	4,204,654

EXPENSES
Compensation of Manager (Note 2)	493,571
Investor servicing fees (Note 2)	209,886
Custodian fees (Note 2)	36,997
Trustee compensation and expenses (Note 2)	4,997
Distribution fees (Note 2)	113,182
Administrative services (Note 2)	3,663
Auditing and tax fees	83,296
Other	85,511
Fees waived and reimbursed by Manager (Note 2)	(310,019)
Total expenses	721,084
Expense reduction (Note 2)	(2,314)
Net expenses	718,770

Net investment income	3,485,884

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(698,332)
Foreign currency transactions (Note 1)	15,072
Forward currency contracts (Note 1)	(719,663)
Futures contracts (Note 1)	(165,934)
Swap contracts (Note 1)	(40,835)
Written options (Note 1)	216,833
Total net realized loss	(1,392,859)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	4,206,537
Assets and liabilities in foreign currencies	4,481
Forward currency contracts	437,813
Futures contracts	117,203
Swap contracts	816,196
Written options	600,785
Total change in net unrealized appreciation	6,183,015

Net gain on investments	4,790,156

Net increase in net assets resulting from operations	$8,276,040

The accompanying notes are an integral part of these financial statements.

Global Income Trust 43

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/24*	Year ended 10/31/23
Operations
Net investment income	$3,485,884	$4,972,380
Net realized loss on investments
and foreign currency transactions	(1,392,859)	(4,304,609)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	6,183,015	2,178,618
Net increase in net assets resulting from operations	8,276,040	2,846,389
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(825,185)	(1,531,497)
Class B	(242)	(1,372)
Class C	(12,264)	(23,252)
Class R	(11,837)	(24,190)
Class R5	(719)	(787)
Class R6	(279,167)	(502,624)
Class Y	(929,168)	(887,122)
From return of capital
Class A	—	(80,053)
Class B	—	(72)
Class C	—	(1,215)
Class R	—	(1,265)
Class R5	—	(41)
Class R6	—	(26,273)
Class Y	—	(46,370)
Increase from capital share transactions (Note 4)	19,200,174	12,197,344
Total increase in net assets	25,417,632	11,917,600

NET ASSETS
Beginning of period	159,647,585	147,729,985
End of period	$185,065,217	$159,647,585

* Unaudited.

The accompanying notes are an integral part of these financial statements.

44 Global Income Trust

This page left blank intentionally.

Global Income Trust 45

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class A
April 30, 2024**	$9.41	.18	.30	.48	(.10)	—	(.10)	$9.79	5.11*	$75,164	.46*	1.80*	386*
October 31, 2023	9.47	.33	(.19)	.14	(.19)	(.01)	(.20)	9.41	1.45	77,720.93		3.38	925
October 31, 2022	11.95	.26	(2.54)	(2.28)	(.06)	(.14)	(.20)	9.47	(19.23)	78,619.91		2.38	989
October 31, 2021	12.45	.24	(.54)	(.30)	(.20)	—	(.20)	11.95	(2.43)	110,713.88		1.91	838
October 31, 2020	12.35	.22	.10	.32	(.07)	(.15)	(.22)	12.45	2.64	114,466	1.09	1.76	590
October 31, 2019	11.50	.26	.84	1.10	(.19)	(.06)	(.25)	12.35	9.68	114,345	1.22	2.19	408
Class B
April 30, 2024**	$9.38	.14	.30	.44	(.06)	—	(.06)	$9.76	4.66*	$24	.84*	1.41*	386*
October 31, 2023	9.43	.18	(.10)	.08	(.12)	(.01)	(.13)	9.38	.76	60	1.68	2.58[f]	925
October 31, 2022	11.89	.14[g]	(2.48)	(2.34)	(.04)	(.08)	(.12)	9.43	(19.78)	148	1.66	1.23[g]	989
October 31, 2021	12.39	.13	(.52)	(.39)	(.11)	—	(.11)	11.89	(3.18)	516	1.63	1.04	838
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.84	934	1.84	.97	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.80	1,508	1.97	1.42	408
Class C
April 30, 2024**	$9.37	.14	.30	.44	(.07)	—	(.07)	$9.74	4.63*	$1,899	.84*	1.43*	386*
October 31, 2023	9.43	.25	(.18)	.07	(.12)	(.01)	(.13)	9.37	.69	1,552	1.68	2.54	925
October 31, 2022	11.89	.17	(2.50)	(2.33)	(.04)	(.09)	(.13)	9.43	(19.77)	2,143	1.66	1.55	989
October 31, 2021	12.39	.14	(.53)	(.39)	(.11)	—	(.11)	11.89	(3.19)	3,833	1.63	1.14	838
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.88	6,508	1.84	1.03	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.81	9,591	1.97	1.44	408
Class R
April 30, 2024**	$9.41	.17	.29	.46	(.09)	—	(.09)	$9.78	4.88*	$1,206	.59*	1.68*	386*
October 31, 2023	9.47	.31	(.19)	.12	(.17)	(.01)	(.18)	9.41	1.20	1,243	1.18	3.16	925
October 31, 2022	11.94	.24	(2.54)	(2.30)	(.05)	(.12)	(.17)	9.47	(19.35)	1,460	1.16	2.18	989
October 31, 2021	12.45	.21	(.55)	(.34)	(.17)	—	(.17)	11.94	(2.76)	1,963	1.13	1.69	838
October 31, 2020	12.35	.19	.10	.29	(.06)	(.13)	(.19)	12.45	2.39	2,475	1.34	1.52	590
October 31, 2019	11.50	.23	.84	1.07	(.16)	(.06)	(.22)	12.35	9.40	1,955	1.47	1.97	408
Class R5
April 30, 2024**	$9.41	.20	.30	.50	(.12)	—	(.12)	$9.79	5.30*	$53	.27*	1.99*	386*
October 31, 2023	9.47	.37	(.19)	.18	(.23)	(.01)	(.24)	9.41	1.82	58.55		3.82	925
October 31, 2022	11.94	.30	(2.53)	(2.23)	(.07)	(.17)	(.24)	9.47	(18.88)	32.55		2.76	989
October 31, 2021	12.44	.28	(.54)	(.26)	(.24)	—	(.24)	11.94	(2.12)	44.55		2.25	838
October 31, 2020	12.35	.26	.09	.35	(.08)	(.18)	(.26)	12.44	2.91	33.75		2.10	590
October 31, 2019	11.50	.31	.83	1.14	(.22)	(.07)	(.29)	12.35	10.06	24.86		2.60	408

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

46 Global Income Trust	Global Income Trust 47

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class R6
April 30, 2024**	$9.41	.20	.30	.50	(.13)	—	(.13)	$9.78	5.25*	$19,789	.24*	2.02*	386*
October 31, 2023	9.47	.38	(.19)	.19	(.24)	(.01)	(.25)	9.41	1.93	22,287.48		3.84	925
October 31, 2022	11.95	.31	(2.53)	(2.22)	(.08)	(.18)	(.26)	9.47	(18.88)	20,822.48		2.80	989
October 31, 2021	12.45	.29	(.54)	(.25)	(.25)	—	(.25)	11.95	(2.05)	30,989.48		2.31	838
October 31, 2020	12.35	.26	.11	.37	(.08)	(.19)	(.27)	12.45	3.05	35,357.68		2.14	590
October 31, 2019	11.50	.31	.84	1.15	(.22)	(.08)	(.30)	12.35	10.15	25,712.79		2.61	408
Class Y
April 30, 2024**	$9.41	.19	.29	.48	(.11)	—	(.11)	$9.78	5.13*	$86,931	.34*	1.93*	386*
October 31, 2023	9.47	.36	(.19)	.17	(.22)	(.01)	(.23)	9.41	1.70	56,728.68		3.64	925
October 31, 2022	11.94	.28	(2.52)	(2.24)	(.07)	(.16)	(.23)	9.47	(18.98)	44,507.66		2.59	989
October 31, 2021	12.44	.27	(.53)	(.26)	(.24)	—	(.24)	11.94	(2.19)	88,836.63		2.17	838
October 31, 2020	12.35	.24	.11	.35	(.08)	(.18)	(.26)	12.44	2.83	91,059.84		1.99	590
October 31, 2019	11.50	.29	.84	1.13	(.21)	(.07)	(.28)	12.35	9.96	71,288.97		2.43	408

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2024	0.17%
October 31, 2023	0.42
October 31, 2022	0.35
October 31, 2021	0.30
October 31, 2020	0.11
October 31, 2019	0.02

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a revision of the Ratio of net investment income (loss) to average net assets, which was previously reported as 1.78%.

g The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

48 Global Income Trust	Global Income Trust 49

Notes to financial statements 4/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through April 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

50 Global Income Trust

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Global Income Trust 51

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

52 Global Income Trust

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Global Income Trust 53

At the close of the reporting period, the fund has deposited cash valued at $973,628 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund

54 Global Income Trust

is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $566,493 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $373,619 and may include amounts related to unsettled agreements.

Global Income Trust 55

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$16,974,172	$9,737,331	$26,711,503

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $232,970,457, resulting in gross unrealized appreciation and depreciation of $3,457,618 and $18,509,926, respectively, or net unrealized depreciation of $15,052,308.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

56 Global Income Trust

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.266% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $28,705 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.43% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $281,314 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management, will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Global Income Trust 57

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$101,123	Class R5	36
Class B	54	Class R6	5,538
Class C	2,282	Class Y	99,221
Class R	1,632	Total	$209,886

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,314 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $147, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$100,640
Class B	1.00%	1.00%	214
Class C	1.00%	1.00%	9,079
Class R	1.00%	0.50%	3,249
Total			$113,182

58 Global Income Trust

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,088 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2,001 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$783,937,287	$765,088,021
U.S. government securities (Long-term)	—	—
Total	$783,937,287	$765,088,021

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	775,342	$7,740,541	1,662,183	$16,116,315
Shares issued in connection with
reinvestment of distributions	77,755	774,369	154,051	1,512,115
	853,097	8,514,910	1,816,234	17,628,430
Shares repurchased	(1,430,129)	(14,225,001)	(1,860,029)	(18,285,688)
Net decrease	(577,032)	$(5,710,091)	(43,795)	$(657,258)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	732	$7,252
Shares issued in connection with
reinvestment of distributions	24	242	147	1,442
	24	242	879	8,694
Shares repurchased	(4,054)	(39,996)	(10,183)	(98,968)
Net decrease	(4,030)	$(39,754)	(9,304)	$(90,274)

Global Income Trust 59

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	55,079	$546,892	3,983	$39,109
Shares issued in connection with
reinvestment of distributions	1,217	12,054	2,446	23,920
	56,296	558,946	6,429	63,029
Shares repurchased	(26,981)	(268,631)	(68,060)	(666,010)
Net increase (decrease)	29,315	$290,315	(61,631)	$(602,981)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	7,815	$77,944	14,565	$143,772
Shares issued in connection with
reinvestment of distributions	1,190	11,837	2,593	25,455
	9,005	89,781	17,158	169,227
Shares repurchased	(17,852)	(177,590)	(39,234)	(388,355)
Net decrease	(8,847)	$(87,809)	(22,076)	$(219,128)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	1,684	$16,832	3,749	$35,947
Shares issued in connection with
reinvestment of distributions	65	652	85	828
	1,749	17,484	3,834	36,775
Shares repurchased	(2,455)	(24,268)	(1,012)	(10,042)
Net increase (decrease)	(706)	$(6,784)	2,822	$26,733

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	255,394	$2,540,201	798,440	$7,756,652
Shares issued in connection with
reinvestment of distributions	27,610	274,918	52,937	519,314
	283,004	2,815,119	851,377	8,275,966
Shares repurchased	(628,487)	(6,262,987)	(681,679)	(6,709,555)
Net increase (decrease)	(345,483)	$(3,447,868)	169,698	$1,566,411

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,961,855	$39,204,293	3,649,977	$35,213,724
Shares issued in connection with
reinvestment of distributions	90,043	896,014	87,814	859,779
	4,051,898	40,100,307	3,737,791	36,073,503
Shares repurchased	(1,195,907)	(11,898,142)	(2,409,862)	(23,899,662)
Net increase	2,855,991	$28,202,165	1,327,929	$12,173,841

At the close of the reporting period, Putnam Investment Holdings, LLC owned 1,117 class R5 shares of the fund (20.47% of class R5 shares outstanding), valued at $10,935.

60 Global Income Trust

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/23	cost	proceeds	income	of 4/30/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$27,380,798	$51,446,442	$61,538,381	$343,017	$17,288,859
Total Short-term
investments	$27,380,798	$51,446,442	$61,538,381	$343,017	$17,288,859

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$104,400,000
Written swap option contracts (contract amount)	$96,000,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$88,500,000
Centrally cleared interest rate swap contracts (notional)	$154,700,000
OTC total return swap contracts (notional)	$960,000
OTC credit default contracts (notional)	$3,700,000

Global Income Trust 61

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$454,030	Payables	$315,080
Foreign exchange
contracts	Receivables	637,074	Payables	788,206
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	3,580,417*	Unrealized depreciation	3,004,315*
Total		$4,671,521		$4,107,601

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$100,833	$100,833
Foreign exchange contracts	—	—	(719,663)	—	$(719,663)
Interest rate contracts	1,038,597	(165,934)	—	(141,668)	$730,995
Total	$1,038,597	$(165,934)	$(719,663)	$(40,835)	$112,165

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(221,728)	$(221,728)
Foreign exchange contracts	—	—	437,813	—	$437,813
Interest rate contracts	(1,126,023)	117,203	—	1,037,924	$29,104
Total	$(1,126,023)	$117,203	$437,813	$816,196	$245,189

62 Global Income Trust

This page left blank intentionally.

Global Income Trust 63

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared
interest rate
swap contracts§	$—	$—	$331,222	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$331,222
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	74,233	179,107	—	58,255	—	—	—	24,185	118,250	—	—	—	—	—	—	454,030
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	14,344	—	—	—	—	—	—	—	—	14,344
Forward currency
contracts#	44,965	17,342	—	—	8,932	—	—	—	12,200	134,147	22,559	—	—	294,878	23,405	37,147	6,283	26,532	—	8,684	637,074
Forward premium
swap option
contracts#	623,713	153	—	—	252,991	—	—	195,971	—	—	435,264	—	—	73,428	—	—	3,743	97,232	—	—	1,682,495
Total Assets	$668,678	$17,495	$331,222	$—	$261,923	$74,233	$179,107	$195,971	$70,455	$134,147	$457,823	$14,344	$24,185	$486,556	$23,405	$37,147	$10,026	$123,764	$—	$8,684	$3,119,165
Liabilities:
Centrally cleared
interest rate
swap contracts§	$—	$—	$218,183	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$218,183
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	56,970	—	—	—	—	—	—	56,970
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	145,269	14,338	—	5,579	—	—	58,820	—	34,104	—	—	—	—	—	—	258,110
OTC Credit default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	132,839	—	—	—	—	—	—	—	—	132,839
Forward currency
contracts#	86,159	1,372	—	—	36,147	—	—	—	51,976	124,535	116,755	—	—	4,472	16,621	86,276	10,456	217,873	—	35,564	788,206
Forward premium
swap option
contracts#	406,248	22,010	—	—	157,058	—	—	193,582	166,577	—	309,921	—	—	39,633	—	—	1,063	105,462	—	—	1,401,554

64 Global Income Trust	Global Income Trust 65

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Total Liabilities	$492,407	$23,382	$218,183	$—	$193,205	$145,269	$14,338	$193,582	$224,132	$124,535	$426,676	$191,659	$—	$135,179	$16,621	$86,276	$11,519	$323,335	$—	$35,564	$2,855,862
Total Financial
and Derivative
Net Assets	$176,271	$(5,887)	$113,039	$—	$68,718	$(71,036)	$164,769	$2,389	$(153,677)	$9,612	$31,147	$(177,315)	$24,185	$351,377	$6,784	$(49,129)	$(1,493)	$(199,571)	$—	$(26,880)	$263,303
Total collateral
received
(pledged)†##	$176,271	$—	$—	$—	$—	$—	$160,000	$—	$(129,376)	$—	$31,147	$—	$—	$240,000	$—	$—	$—	$(199,571)	$—	$—
Net amount	$—	$(5,887)	$113,039	$—	$68,718	$(71,036)	$4,769	$2,389	$(24,301)	$9,612	$—	$(177,315)	$24,185	$111,377	$6,784	$(49,129)	$(1,493)	$—	$—	$(26,880)
Controlled
collateral received
(including TBA
commitments)**	$210,495	$—	$—	$—	$—	$—	$160,000	$—	$—	$—	$100,000	$176,000	$—	$240,000	$—	$—	$—	$—	$—	$—	$886,495
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral
(pledged)
(including TBA
commitments)**	$—	$—	$—	$(131,351)	$—	$(175,402)	$—	$—	$(129,376)	$—	$—	$—	$—	$—	$—	$—	$—	$(244,243)	$(121,475)	$—	$(801,847)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $528,198 and $973,628, respectively.

66 Global Income Trust	Global Income Trust 67

Shareholder meeting results (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,911,764	123,742	838,319

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
5,864,125	153,047	856,652

All tabulations are rounded to the nearest whole number.

68 Global Income Trust

Fund information

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Barbara M. Baumann, Vice Chair	and Clerk
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Jonathan S. Horwitz
	Catharine Bond Hill	Executive Vice President,
Investment Sub-Advisor	Gregory G. McGreevey	Principal Executive Officer,
Putnam Investments Limited	Jennifer Williams Murphy	and Compliance Liaison
Cannon Place, 78 Cannon Street	Marie Pillai
London, England EC4N 6HL	George Putnam III	Kelley Hunt
	Robert L. Reynolds	AML Compliance Officer
Marketing Services	Manoj P. Singh
Putnam Retail Management	Mona K. Sutphen	Martin Lemaire
Limited Partnership	Jane E. Trust	Vice President and
100 Federal Street		Derivatives Risk Manager
Boston, MA 02110	Officers
	Robert L. Reynolds	Denere P. Poulack
Custodian	President, The Putnam Funds	Assistant Vice President,
State Street Bank		Assistant Clerk, and
and Trust Company	Kevin R. Blatchford	Assistant Treasurer
Vice President and
Legal Counsel	Assistant Treasurer	Janet C. Smith
Ropes & Gray LLP		Vice President,
	James F. Clark	Principal Financial Officer,
	Vice President and	Principal Accounting Officer,
	Chief Compliance Officer	and Assistant Treasurer

Stephen J. Tate
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2024